U.S. SECURITIES AND EXCHANGE COMMISSION
                                    Washington, D.C. 20549

                                         FORM 24F-2

                              Annual Notice of Securities Sold
                                   Pursuant to Rule 24f-2

                   Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.  Name and  address  of  issuer:  MFS Series Trust VIII
                                    500 Boylston Street
                                    Boston, MA 02116

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the issuer, check
the box but do not list series or classes):           X
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3. Investment Company Act File Number:  811-5262

   Securities Act File Number: 33-37972
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4(a). Last day of fiscal year for which this notice is filed:
      October 31, 1998
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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c). Check box if this is the last time the issuer will be filing this Form.
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5. Calculation of registration fee:

    (i) Aggregate sale price of securities sold            $ 1,505,099,943
        during the fiscal year pursuant to                  ______________
        section 24(f):

   (ii) Aggregate price of securities redeemed             $(1,372,896,321)
          or repurchased during the fiscal year:            ______________

  (iii) Aggregate price of securities redeemed or          $
        repurchased during any prior fiscal year            ______________
        ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv) Total available redemption credits [add Items      $(1,372,896,321)
        5(ii) and 5(iii)]:                                 ________________

   (v)  Net sales-if Item 5(i) is greater than Item 5(iv)   $  132,203,622
        [subtract Item 5(iv)from Item5(i)]:                  ______________

   (vi) Redemption credits available for use in future      $(          )
        years -if Item 5(i) is less than item 5(iv)         _______________
        [subtract Item5(iv) from Item 5(i)]:

  (vii) Multiplier for determining registration fee          x  0.000278
        (See Instruction C.9):                              _______________

 (viii) Registration fee due [multiply  item 5(v) by Item   = $  36,752.61
        5 (vii)] (enter "0" if no fee is due):               ______________
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6.   Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1993 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of
securities (number of shares or other units ) deducted here:         .  If
there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.
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7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):  +$___________
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8. Total of the amount of the registration fee due plus   =  $36,752.61
   any interest due [line 5(viii) plus line 7]:              ___________
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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: January 20, 1999
       Method of Delivery -  Wire Transfer

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                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ JAMES R. BORDEWICK, JR., ASSISTANT SECRETARY
                           ------------------------------------------------

              James R. Bordewick, Jr., Assistant Secretary
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Date:  January 28, 1999
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*Please print the name and title of the signing officer below the signature.






January 28, 1999


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549


Re: Rule 24f-2 Notice for MFS Series Trust VIII
          (File Nos.: 811-5262; 33-37972)

Ladies and Gentlemen:

Enclosed on behalf of the Trust for filing pursuant to Rule 24f-2(b)(1) under the Investment Company Act of 1940 are the following:

1. One copy of the Trust's Rule 24f-2 Notice with respect to its fiscal year ended October 31, 1998.

2. In accordance with subsection (a) of Rule 24f-2, the registration fee of $36,752.61 has been remitted by wire transfer to the U.S. Treasury designated lockbox depository at the Mellon Bank in Pittsburgh, Pennsylvania (wire reference #990120006530).

Please contact me collect at 617-954-5827 should you have any questions concerning this Notice.

Very truly yours,

MARK D. KAPLAN

Mark D. Kaplan
Associate Counsel

Enclosures